Financial income (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of financial income

	2023	2022	2021

Financial income	1,239,753	1,318,948	1,091,748
Interest on interest earning on investments	479,968	546,763	339,681
Interest received from customers	29,467	27,916	28,427
Swap interest (iii)	483,785	299,096	203,852
Interest on lease	28,041	28,101	24,788
Inflation adjustment(i)	175,686	213,949	208,029
Other derivatives(ii)	39,173	187,097	285,009
Other revenue	3,633	16,026	1,962

(i)	A substantial part is related to monetary restatement on tax credits and judicial deposits.

(ii)	This is mainly the difference between the market value and the cost of the share subscription options related to the operational partnership with Banco C6, started in 2020, to which the Company was entitled in the period due to the achievement of targets. Until December 31, 2023, the Company obtained the subscription right related to the 9th and 10th contract targets, generating an effect of R$ 39,173 (R$ 117,520 on December 31, 2022, related to 5th, 6th and 7th contract targets and R$ 285,009 on December 31, 2021). The market value was calculated based on information available in the last investment transaction carried out by the partner and disclosed in the market. The disclosures of this derivative financial instrument are detailed in Note 37, which was measured at fair value, and will subsequently be measured in the Company’s income, considering the risks related to arbitration disclosed in Note 28.

(iii)	Represents gains obtained from swap instruments obtained to hedge the Company from changes in interest rates on debts.